Taxation - Income tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current year	€ 197	€ 168	€ 220
Over/(under) provided in prior years	(21)	(31)	22
Current tax	176	137	242
Deferred tax
Origination and reversal of temporary differences	(39)	15	(38)
Changes in tax rates	3		(1)
Deferred tax	(36)	15	(39)
Total tax charge	€ 140	€ 152	€ 203
Reconciliation of effective tax rate
Computed rate of tax	25.20%	25.10%	25.20%
- Incentive tax credits	(2.90%)	(2.30%)	(2.70%)
- Expenses not deductible for tax purposes	6.60%	0.80%	2.10%
- Impact of withholding tax	0.90%	1.20%	1.00%
- Income tax reserve adjustments - current and prior year	0.30%		1.60%
- Transfer to / (from) unrecognised deferred tax assets	2.50%
- Other	(1.30%)	(4.50%)	1.20%
Effective tax rate	31.30%	20.30%	28.40%